Business Combinations - Summary of Subsidiary Acquired (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)
HIRSCHMANN [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Holding company and the group engaged in the design and manufacturing of automotive components
Date of Acquisition	Oct. 27, 2023
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 2,317,201
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the packaging and testing of semiconductors
Date of Acquisition	Aug. 01, 2024
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 1,096,373	$ 33,436
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the packaging and testing of semiconductors
Date of Acquisition	Aug. 01, 2024
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 1,945,678	$ 59,338